Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grant Policies and Practices
The Company’s practice has been to make annual equity awards and award other incentive compensation to named executive officers in connection with the regularly scheduled meetings of the Board or the Committee in February of each year. The Company’s policy is that, except for new hires and certain promotions, all other equity awards to named executive officers will be approved by the Committee only at quarterly meetings of the Committee or the Board.

Award Timing Method	The Company’s practice has been to make annual equity awards and award other incentive compensation to named executive officers in connection with the regularly scheduled meetings of the Board or the Committee in February of each year. The Company’s policy is that, except for new hires and certain promotions, all other equity awards to named executive officers will be approved by the Committee only at quarterly meetings of the Committee or the Board.
Award Timing Predetermined	true